Financial Instruments - Schedule of Net Exposure of Derivative Financial Instruments (Details) R$ in Millions	12 Months Ended
Dec. 31, 2024 BRL (R$)
Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Financial instruments	R$ (16,728)
Risk cash equivalents	98.54% of the CDI
Financial instruments cash equivalents	R$ 5,494
Financial instruments net exposure loss	R$ (11,234)
Borrowings [Member]
Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Risk (CDI Increase)	CDI + 1.62% per year
Financial instruments	R$ (923)
Borrowings (fixed rate) [Member]
Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Risk (CDI Increase)	CDI + 0.20% per year
Financial instruments	R$ (29)
Borrowings (foreign currency) [Member]
Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Risk (CDI Increase)	CDI + 1.34% per year
Financial instruments	R$ (801)
Debentures and promissory notes [Member]
Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Risk (CDI Increase)	CDI + 1.34% per year
Financial instruments	R$ (14,975)
Scenario (I) [Member]
Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(2,510)
Market projections cash equivalents	834
Market projections net exposure loss	(1,676)
Scenario (I) [Member] | Borrowings [Member]
Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(140)
Scenario (I) [Member] | Borrowings (fixed rate) [Member]
Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(5)
Scenario (I) [Member] | Borrowings (foreign currency) [Member]
Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(122)
Scenario (I) [Member] | Debentures and promissory notes [Member]
Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(2,243)
Scenario (II) [Member]
Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(2,635)
Market projections cash equivalents	876
Market projections net exposure loss	(1,759)
Scenario (II) [Member] | Borrowings [Member]
Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(147)
Scenario (II) [Member] | Borrowings (fixed rate) [Member]
Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(5)
Scenario (II) [Member] | Borrowings (foreign currency) [Member]
Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(128)
Scenario (II) [Member] | Debentures and promissory notes [Member]
Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(2,355)
Scenario (III) [Member]
Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(2,760)
Market projections cash equivalents	918
Market projections net exposure loss	(1,842)
Scenario (III) [Member] | Borrowings [Member]
Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(154)
Scenario (III) [Member] | Borrowings (fixed rate) [Member]
Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(5)
Scenario (III) [Member] | Borrowings (foreign currency) [Member]
Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(134)
Scenario (III) [Member] | Debentures and promissory notes [Member]
Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	R$ (2,467)